OTHER LONG-TERM LIABILITIES - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 3,243	$ 2,950	$ 4,221
Balance – end of year	4,327	3,243	2,950
Less: current portion	92	95	101
Non-current asset retirement obligation	$ 4,235	$ 3,148	$ 2,849
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Weighted average discount rate	4.70%	5.20%	5.90%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 12	$ 3	$ 7
Liabilities acquired, net	784	30	129
Liabilities settled	(274)	(267)	(370)
Asset retirement obligation accretion	164	142	173
Revision of cost, inflation rates and timing estimates	(40)	(68)	(313)
Change in discount rate	509	493	(1,150)
Foreign exchange adjustments	$ (71)	$ (40)	$ 253